Expense Example	Aug. 01, 2025 USD ($)
Bitwise Bitcoin Option Income Strategy ETF | Bitwise Bitcoin Option Income Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	309
Bitwise BITQ Option Income Strategy ETF | Bitwise BITQ Option Income Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Bitwise Ethereum Option Income Strategy ETF | Bitwise Ethereum Option Income Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	$ 309